PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment at Fair Value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2022		$25,139	$4,875	$6,481	$241	$36,736
Additions, net		1	47	229	—	277
Transfer from construction work-in-progress		117	268	316	1	702
Acquisitions through business combinations	3	—	2,164	1,540	—	3,704
Disposals	4	—	—	—	(5)	(5)
Items recognized through OCI:
Change in fair value		(417)	127	(18)	(39)	(347)
Foreign exchange	10	2,296	94	174	14	2,578
Items recognized through net income:
Change in fair value		(12)	(13)	(35)	19	(41)
Depreciation		(533)	(390)	(385)	(34)	(1,342)
As at December 31, 2023		26,591	7,172	8,302	197	42,262
Additions, net(4)		4	31	(53)	—	(18)
Transfer from construction work-in-progress		82	246	410	—	738
Transfer to assets held for sale		—	—	—	(9)	(9)
Disposals(5)	4	(174)	(2,705)	(1,863)	(39)	(4,781)
Items recognized through OCI:
Change in fair value		2,846	(4)	(65)	101	2,878
Foreign exchange	10	(1,687)	(222)	(466)	(19)	(2,394)
Items recognized through net income:
Change in fair value		(51)	(9)	(12)	(31)	(103)
Depreciation		(507)	(369)	(370)	(16)	(1,262)
As at December 31, 2024		$27,104	$4,140	$5,883	$184	$37,311
Construction work-in-progress, at fair value
As at December 31, 2022		$212	$497	$380	$3	$1,092
Additions, net		129	590	358	10	1,087
Transfer to property, plant and equipment		(117)	(268)	(316)	(1)	(702)
Acquisitions through business combinations	3	—	80	323	—	403
Items recognized through OCI:
Change in fair value		—	(112)	(36)	—	(148)
Foreign exchange	10	(2)	33	32	(1)	62
Items recognized through net income:
Change in fair value		(1)	(17)	—	—	(18)
As at December 31, 2023		221	803	741	11	1,776
Additions, net		115	216	393	54	778
Transfer to property, plant and equipment		(82)	(246)	(410)	—	(738)
Disposals(6)	4	(1)	(148)	(390)	(3)	(542)
Items recognized through OCI:
Change in fair value		—	(15)	165	68	218
Foreign exchange	10	(10)	(64)	(33)	—	(107)
As at December 31, 2024		$243	$546	$466	$130	$1,385
Total property, plant and equipment, at fair value
As at December 31, 2023(2)(3)		$26,812	$7,975	$9,043	$208	$44,038
As at December 31, 2024(2)(3)		$27,347	$4,686	$6,349	$314	$38,696
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $34 million (2023: $43 million) in our hydroelectric segment, $119 million (2023: $143 million) in our wind segment, $126 million (2023: $277 million) in our solar segment and nil (2023: nil) in other.
(3)Includes land not subject to revaluation of $200 million (2023: $217 million) in our hydroelectric segment, $12 million (2023: $13 million) in our wind segment, $44 million (2023: $58 million) in our solar segment, and $1 million (2023: $1 million) in other.
(4)Includes fair value changes to decommissioning assets of $88 million.
(5)Includes $3,529 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.
(6)Includes $538 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.

Summary of Discount Rates, Terminal Capitalization Rates and exit Dates Used in the Valuation Methodology
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2024	2023	2024	2023	2024	2023	2024	2023
Discount rate(1)
Contracted	5.1% - 5.8%	5.0% - 5.7%	8.5%	8.7%	9.6%	8.4%	4.9%	4.8%
Uncontracted	6.1% - 7.0%	6.0% - 6.9%	9.8%	10.0%	10.8%	9.7%	4.9%	4.8%
Terminal capitalization rate(2)	5.1%	5.0%	7.3%	8.0%	N/A	N/A	N/A	N/A
Terminal year(3)	2045	2044	2044	2043	2053	2054	2036	2037
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.

Summary in Impact of a Change in Discount Rates, Electricity Prices and Terminal Capitalization Rates on the Fair Value of Property, Plant and Equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2024
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(890)	$(400)	$(80)	$(20)	$(1,390)
25 bps decrease in discount rates	980	550	80	20	1,630
5% increase in future energy prices	890	560	90	—	1,540
5% decrease in future energy prices	(890)	(560)	(90)	—	(1,540)
25 bps increase in terminal capitalization rate	(270)	(120)	—	—	(390)
25 bps decrease in terminal capitalization rate	300	130	—	—	430

	2023
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(960)	$(340)	$(110)	$(40)	$(1,450)
25 bps decrease in discount rates	1,030	380	120	40	1,570
5% increase in future energy prices	890	540	120	—	1,550
5% decrease in future energy prices	(890)	(540)	(120)	—	(1,550)
25 bps increase in terminal capitalization rate	(320)	(80)	—	—	(400)
25 bps decrease in terminal capitalization rate	360	90	—	—	450

Summary of the Percentage of Total Generation Contracted Under Power Purchase Agreements
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2024:

	North America	Colombia	Brazil	Europe
1 - 5 years	65%	66%	84%	100%
6 - 10 years	47%	32%	74%	100%
11 - 20 years	29%	4%	41%	100%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$88	COP	310,000	R$	301	€53
11 - 20 years	127		398,000	393		66
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$88	COP	494,000	R$	306	N/A
11 - 20 years	116		684,000	431		N/A
(1)Assumes nominal prices based on weighted-average generation.

Summary of Revalued Property, Plant and Equipment
Had the company’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2024	2023
Hydroelectric	$8,125	$9,218
Wind	3,494	6,379
Solar	5,122	7,798
Other(1)	100	163
	$16,841	$23,558
(1)Includes biomass and cogeneration.